Related Party Transactions	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 12 — RELATED PARTY TRANSACTIONS

Due from related parties consists of the following:

Name	Related party relationship	December 31, 2024	December 31, 2023
Zhaohui Chen	Director of Shanghai TD Manufacturing	$9,962	$13,354
Yun Zhang	Director of Shanghai TD Installation	548	4,207
Qi Qin	Supervisor of Shanghai TD Manufacturing in 2021	4,795	5,365
Shanghai Muling Industry Co., LTD	An entity controlled by Jiling Cheng	1,189,492	1,399,282
Bin Lu	Principal shareholder, Director, Juridical person	-	15,530
Zhejiang Xinghang Precision Machinery Co., LTD	An entity controlled by Jiling Cheng	-	1,238,751
Shanghai Huafeng Investment Holding Co., LTD	An entity controlled by Zixuan Chen	-	387
Total due from related parties		$1,204,797	$2,676,876

The Company has, in the past, advanced cash to related parties for business purpose and recorded advances as due from related parties in the consolidated financial statements. Such advances are non-interest bearing and due upon demand. Since the large amount is recovered, there is no impairment. For other receivable from related party, as of the date of the prospectus, approximately 75%, or $0.82 million of the balance have been subsequently collected.

Due to related parties consists of the following:

Name	Related party relationship	December 31, 2024	December 31, 2023
Yue Xu	Director of Shanghai TD Installation	$-	$3,023
Jiling Cheng	Supervisor of Shanghai TD Parking and Shanghai TP Parking	3,669	34,112
Zhejiang Xinghang Precision Machinery Co., LTD	An entity controlled by Jiling Cheng	46,580	-
Shanghai Liqing Information Technology Co. LTD	An entity controlled by Zixuan Chen	5,480	-
Bin Lu	Principal shareholder, Director, Juridical person, Chief Executive Officer.	47,091	117,403
Zhaohui Chen	Director of Shanghai TD Manufacturing	-	3,086
Total due to related parties		$102,820	$157,624

As of December 31, 2024 and 2023, the balance due to related parties was used for working capital during the Company’s normal course of business. These advances are non-interest bearing and due on demand.

Revenue from related parties:

Name	Related party relationship	December 31, 2024	December 31, 2023
Zhejiang Xinghang Precision Machinery Co., LTD	An entity controlled by Jiling Cheng	$1,233,073	4,113,760
Shanghai Muling Industry Co., LTD	An entity controlled by Jiling Cheng	7,439,113	-
Total revenue from related parties		$8,672,186	4,113,760